Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets [Abstract]
Intangible assets, useful life, minimum (years)	5
Intangible assets, useful life, maximum (years)	22
Intangible asset amortization expense	$ 67.8	$ 70.5	$ 72.4
Future amortization expense, in 2012	61.4
Future amortization expense, in 2013	57.9
Future amortization expense, in 2014	55.8
Future amortization expense, in 2015	54.0
Future amortization expense, in 2016	$ 52.7